Employee Benefits (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Employee benefits costs	¥ 6	¥ 8	¥ 9